Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	TEB Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-227307
Entity Tax Identification Number	83-2040340
Entity Address, Address Line One	2290 NORTH MAYFAIR ROAD
Entity Address, City or Town	WAUWATOSA
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53226
City Area Code	414
Local Phone Number	476-6434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001751700
Title of 12(b) Security	None
Trading Symbol	NONE